INCOME TAXES (Tables)	12 Months Ended
Jun. 25, 2014
Income Tax Disclosure [Abstract]
Provision For Income Taxes From Continuing Operations
The provision for income taxes consists of the following (in thousands):

	2014	2013	2012
Current income tax expense:
Federal	$66,170	$46,852	$27,707
State	15,219	11,800	7,056
Foreign	3,550	2,879	5,098
Total current income tax expense	84,939	61,531	39,861
Deferred income tax (benefit) expense:
Federal	(18,715)	7,344	16,520
State	(4,087)	(1,919)	1,196
Foreign	112	0	0
Total deferred income tax (benefit) expense	(22,690)	5,425	17,716
	$62,249	$66,956	$57,577

Reconciliation Between Reported Provision for Income Taxes And Amount Computed By Statutory Federal Income Tax Rate
A reconciliation between the reported provision for income taxes and the amount computed by applying the statutory Federal income tax rate of 35% to income before provision for income taxes is as follows (in thousands):

	2014	2013	2012
Income tax expense at statutory rate	$75,701	$80,610	$73,083
FICA tax credit	(18,116)	(16,450)	(16,609)
State income taxes, net of Federal benefit	7,636	6,368	4,750
Other	(2,972)	(3,572)	(3,647)
	$62,249	$66,956	$57,577

Deferred Income Tax Assets And Liabilities
The income tax effects of temporary differences that give rise to significant portions of deferred income tax assets and liabilities as of June 25, 2014 and June 26, 2013 are as follows (in thousands):

	2014	2013
Deferred income tax assets:
Leasing transactions	$40,085	$40,662
Stock-based compensation	13,698	13,250
Restructure charges and impairments	16,726	2,885
Insurance reserves	18,550	18,595
Employee benefit plans	404	544
Gift cards	15,497	13,171
Other, net	8,975	10,903
Total deferred income tax assets	113,935	100,010
Deferred income tax liabilities:
Prepaid expenses	16,462	15,776
Goodwill and other amortization	26,551	25,333
Depreciation and capitalized interest on property and equipment	20,982	32,160
Other, net	3,680	3,522
Total deferred income tax liabilities	67,675	76,791
Net deferred income tax asset	$46,260	$23,219

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of unrecognized tax benefits for the fiscal years ended June 25, 2014 and June 26, 2013 are as follows (in thousands):

	2014	2013
Balance at beginning of year	$6,388	$7,336
Additions based on tax positions related to the current year	1,582	754
Additions based on tax positions related to prior years	347	7
Settlements with tax authorities	(339)	(930)
Expiration of statute of limitations	(603)	(779)
Balance at end of year	$7,375	$6,388